SCHEDULE OF PROVISION FOR INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Current year			$ 681
(Over)/under-provision in prior years		300	(360)
Deferred tax expense		431	725
Income tax expense	$ 535	$ 731	$ 1,046